Supplemental information on oil and gas activities (Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	$ 1,161,009	$ 1,484,655	$ 1,292,733
Sales of hydrocarbon, net of production costs	(486,408)	(512,703)	(924,280)
Net changes in sales price and production costs	(291,880)	(611,666)	989,474
Changes in estimated future development costs	(130,611)	(7,745)	59,566
Extensions and discoveries less related costs	11,586	136,376	35,627
Development costs incurred	142,788	116,503	105,348
Revisions of previous quantity estimates	136,918	113,038	(74,779)
Purchase or (Disposal) of Minerals in place	(24,926)		(342)
Net changes in income taxes	205,048	174,743	(203,697)
Accretion of discount	193,211	267,808	205,005
Balance Ending	916,735	1,161,009	1,484,655
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	1,052,193	1,381,801	1,217,821
Sales of hydrocarbon, net of production costs	(469,989)	(491,525)	(891,534)
Net changes in sales price and production costs	(210,958)	(596,668)	956,926
Changes in estimated future development costs	(167,126)	9,461	93,657
Extensions and discoveries less related costs	11,586	72,757	6,754
Development costs incurred	132,094	115,996	94,195
Revisions of previous quantity estimates	179,475	104,256	(87,851)
Purchase or (Disposal) of Minerals in place	0		0
Net changes in income taxes	183,463	198,769	(205,370)
Accretion of discount	181,650	257,346	197,203
Balance Ending	892,388	1,052,193	1,381,801
Ecuador
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	42,703	15,658
Sales of hydrocarbon, net of production costs	(18,561)	(6,673)	(2,732)
Net changes in sales price and production costs	(15,290)	(2,893)
Changes in estimated future development costs	(5,267)	(17,908)	(10,483)
Extensions and discoveries less related costs		63,619	28,873
Development costs incurred	10,293	500
Revisions of previous quantity estimates	(24,024)	10,642
Net changes in income taxes	21,808	(21,808)
Accretion of discount	7,035	1,566
Balance Ending	18,697	42,703	15,658
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	41,226	22,911	41,703
Sales of hydrocarbon, net of production costs	2,103	(8,143)	(14,697)
Net changes in sales price and production costs	(65,632)	21,490	(6,909)
Changes in estimated future development costs	41,782	(4,440)	(933)
Extensions and discoveries less related costs	0	0	0
Development costs incurred	401	0	0
Revisions of previous quantity estimates	(18,533)	9,159	(2,441)
Purchase or (Disposal) of Minerals in place	0		0
Net changes in income taxes	(223)	(2,218)	1,673
Accretion of discount	4,526	2,467	4,515
Balance Ending	5,650	41,226	22,911
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	24,887	64,285	32,867
Sales of hydrocarbon, net of production costs	39	(6,362)	(15,317)
Net changes in sales price and production costs	0	(33,595)	39,457
Changes in estimated future development costs	0	5,142	(22,675)
Extensions and discoveries less related costs	0	0	0
Development costs incurred	0	7	11,153
Revisions of previous quantity estimates	0	(11,019)	15,513
Purchase or (Disposal) of Minerals in place	(24,926)		0
Net changes in income taxes	0	0	0
Accretion of discount	0	6,429	3,287
Balance Ending	0	24,887	64,285
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	0	0	342
Sales of hydrocarbon, net of production costs	0	0	0
Net changes in sales price and production costs	0	0	0
Changes in estimated future development costs	0	0	0
Extensions and discoveries less related costs	0	0	0
Development costs incurred	0	0	0
Revisions of previous quantity estimates	0	0	0
Purchase or (Disposal) of Minerals in place	0		(342)
Net changes in income taxes	0	0	0
Accretion of discount	0	0	0
Balance Ending	$ 0	$ 0	$ 0